EQUITY - Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	19,807,404
Outstanding, ending balance (in shares)	32,030,416	19,807,404
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	19,831,348	19,623,139
Granted (in shares)	15,613,098	3,593,104
Exercised (in shares)	(1,153,803)	(582,905)
Forfeited and cancelled (in shares)	(4,642,073)	(2,801,990)
Outstanding, ending balance (in shares)	29,648,570	19,831,348	19,623,139
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted-Average Exercise Price, beginning balance (in dollars per share)	$ 4.07	$ 3.79
Granted, Weighted-Average Exercise Price (in dollars per share)	4.71	5.47
Exercised, Weighted-Average Exercise Price (in dollars per share)	2.75	1.94
Forfeited and cancelled, Weighted-Average Exercise Price (in dollars per share)	4.11	4.93
Outstanding, Weighted-Average Exercise Price, ending balance (in dollars per share)	$ 4.45	$ 4.07	$ 3.79
Stock Options Additional Disclosures
Outstanding, Weighted Average Remaining Life	6 years 1 month 6 days	7 years 8 months 12 days	8 years 2 months 12 days
Options exercisable, Number of options (in shares)	21,384,181
Options exercisable, weighted average exercise price (in usd per share)	$ 4.32
Options Exercisable, Weighted Average Remaining Life	5 years
Options Vested and Expected to Vest, Number of Options (in shares)	29,648,570
Options Vested and Expected to Vest, Weighted Average Exercise Price	$ 4.45
Options Vested and Expected to Vest, Weighted Average Remaining Life	6 years 1 month 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 2.14	$ 2.05
Granted, Weighted Average Grant Date Fair Value (in usd per share)	4.41	3.26
Exercised, Weighted Average Grant Date Fair Value (in dollars per share)	1.49	1.00
Forfeited and Cancelled, Weighted Average Grant Date Fair Value (in dollars per share)	2.65	2.70
Outstanding, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	3.28	$ 2.14	$ 2.05
Options Exercisable, Weighted Average Grant Date Fair Value (in dollars per share)	3.35
Options Vested and Expected to Vest, Weighted Average Grant Date Fair Value (in dollars per share)	3.28
Options, grant date intrinsic value (in dollars per share)	$ 0.37
2024 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	0
Granted (in shares)	2,866,300
Exercised (in shares)	(216,223)
Forfeited and cancelled (in shares)	(268,231)
Outstanding, ending balance (in shares)	2,381,846	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted-Average Exercise Price, beginning balance (in dollars per share)	$ 0
Granted, Weighted-Average Exercise Price (in dollars per share)	3.23
Exercised, Weighted-Average Exercise Price (in dollars per share)	3.23
Forfeited and cancelled, Weighted-Average Exercise Price (in dollars per share)	3.23
Outstanding, Weighted-Average Exercise Price, ending balance (in dollars per share)	$ 3.23	$ 0
Stock Options Additional Disclosures
Outstanding, Weighted Average Remaining Life	9 years 6 months 18 days
Options exercisable, Number of options (in shares)	566,471
Options exercisable, weighted average exercise price (in usd per share)	$ 3.23
Options Exercisable, Weighted Average Remaining Life	9 years 6 months
Options Vested and Expected to Vest, Number of Options (in shares)	2,381,846
Options Vested and Expected to Vest, Weighted Average Exercise Price	$ 3.23
Options Vested and Expected to Vest, Weighted Average Remaining Life	9 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 0
Granted, Weighted Average Grant Date Fair Value (in usd per share)	1.54
Exercised, Weighted Average Grant Date Fair Value (in dollars per share)	1.49
Forfeited and Cancelled, Weighted Average Grant Date Fair Value (in dollars per share)	1.59
Outstanding, Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	1.54	$ 0
Options Exercisable, Weighted Average Grant Date Fair Value (in dollars per share)	1.49
Options Vested and Expected to Vest, Weighted Average Grant Date Fair Value (in dollars per share)	1.54
Options, grant date intrinsic value (in dollars per share)	$ 0